Ameritor Security Trust
                            4400 MacArthur Blvd, #301
                           Washington, D.C. 20007-2521


                                November 27, 2000


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE:  Ameritor Security Trust (the "Fund") (File No. 333-20889 and 811-00018)
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and the statement of additional information for the Fund do not differ from those contained in Post-Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A, which was filed electronically on November 1, 2000.

If you have any questions concerning the foregoing, please call the undersigned at 202-625-6000, extension 12.


Sincerely,

/s/ Carole S. Kinney
Carole S. Kinney
President, Ameritor Security Trust